Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net loss	$ (16,322,779)	$ (12,797,797)	$ (13,224,684)
Adjustments for:
Depreciation of property and equipment (Note 7)	2,468,604	2,183,963	1,448,525
Amortization of patents and licenses (Note 8)	56,792	53,969	49,775
Amortization of intangibles (Note 9)	37,228	37,228	23,266
Loss on disposal of property and equipment (Note 7)			46,738
Impairment loss (Notes 2, 7 and 21)	156,717		63,522
Stock-based compensation (Note 13)	4,022,117	3,174,924	4,070,264
Change in fair value of contingent consideration (Note 22)			(283,130)
Income tax recovery (Notes 22 and 23)	(297,940)	(297,940)	(207,257)
Deferred rent	(21,992)		42,665
Expected credit loss allowance (Notes 2 and 4)	40,615
	(9,860,638)	(7,645,653)	(7,970,316)
Net change in non-cash working capital accounts:
Accounts receivable	(508,094)	(171,257)	(77,415)
Prepaid and other current assets	(1,025,256)	(1,116,758)	(443,590)
Inventory	78,733	663,992	(841,806)
Accounts payable and accrued liabilities	2,026,667	(894,013)	(628,292)
Cash flows from operating activities	(9,288,588)	(9,163,689)	(9,961,419)
INVESTING ACTIVITIES
Cash proceeds from acquisitions			18,791
Proceeds from the disposal of property and equipment (Note 7)			37,195
Purchase of property and equipment (Note 7)	(3,467,992)	(969,797)	(1,208,532)
Purchase of patents and licenses (Note 8)	(67,608)	(60,543)	(72,638)
Advances made prior to acquisition (Note 22)			(500,000)
Proceeds from the sale of short-term investments		589,275	(598,148)
Cash flows from investing activities	(3,535,600)	(441,065)	(2,323,332)
FINANCING ACTIVITIES
Issue of common shares for cash, net of issue costs (Note 11)	10,648,003	123,528	11,783,144
Cash flows from financing activities	10,648,003	123,528	11,783,144
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(230,425)	79,422	467,893
NET CHANGE IN CASH AND CASH EQUIVALENTS	(2,406,610)	(9,401,804)	(33,714)
CASH AND CASH EQUIVALENTS, beginning of year	4,974,478	14,376,282	14,409,996
CASH AND CASH EQUIVALENTS, end of year	2,567,868	4,974,478	14,376,282
Purchase of property and equipment financed through accounts payable	$ 250,160